General and administrative (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Schedule of general and administrative expense
	For the years ended December 31,
	2022	2021	2020
	$	$	$
Professional fees	5,208,356	6,256,165	2,734,123
General office, insurance and administration
expenditures	2,838,303	3,479,801	3,616,159
Consulting fees	1,452,070	2,196,812	1,775,269
Salaries, wages and benefits	2,798,074	2,856,887	2,656,162
Investor relations	1,495,695	1,642,653	541,944
Building and facility costs	519,954	759,590	586,926
Foreign exchange loss (gain)	1,323,242	146,587	(186,959)
	15,635,694	17,338,495	11,723,624
Allocated to:
Continuing operations	14,450,094	15,926,103	10,058,083
Discontinued operations	1,185,600	1,412,392	1,665,541